CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (23,133,168)	$ (8,933,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	197,105	130,276
Amortization of right of use asset	176,377	258,646
Non-cash interest expense	6,834,772	1,034,169
Change in fair value of embedded conversion feature	6,282,381	1,068,282
Loss on conversion of convertible notes payable	5,469,825
Change in operating assets and liabilities:
Accounts receivable, net	(17,270)
Research & development tax credit receivable	550,647	(261,919)
Prepaid expenses and other current assets	(69,629)	310,137
Accounts payable and accrued expenses	(213,692)	30,140
Lease liabilities	(157,435)	(165,297)
Other assets	(1,975)	(5,893)
Net cash used in operating activities	(4,082,062)	(6,534,939)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(118,549)	(570,768)
Net cash used by investing activities	(118,549)	(570,768)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments for financing leases		(21,041)
Proceeds from issuance of convertible notes		3,681,289
Proceeds from the issuance of common shares	4,592,406
Net cash provided by financing activities	4,592,406	3,660,248
Effect of exchange rate changes on cash	(39,917)	62,986
Net change in cash	391,795	(3,445,459)
Cash, beginning of year	411,936	3,794,409
Cash, end of year	763,814	411,936
Supplemental disclosure of cash and non-cash investing and financing activities
Cash paid for interest		(8,823)
Recording of debt discount from beneficial conversion feature		$ 2,608,351
Conversion of debt and accrued interest into common shares	$ 25,758,657